UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2019

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2019	$60,762,319	1.2%

2020	181,517,997	3.6%

2021	222,934,375	4.4%

2022	137,292,301	2.7%

2023	156,629,131	3.1%

2024	8,518,147	0.2%

Not Applicable(1)	3,705,435,341	73.3%

Other(2)	582,127,999	11.5%
	$5,055,217,610

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 10.8%
Global - 4.3%
Earthquake - 0.1%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)	$6,413,000	$6,344,060

Mortality/Longevity/Disease - 0.1%
IBRD CAR 111-Class A (6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $5,034,000; Original Acquisition Date: 06/28/2017)	5,034,000	5,039,537
IBRD CAR 112-Class B (6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $629,000; Original Acquisition Date: 06/28/2017)	629,000	463,888

		5,503,425

Multiperil - 3.2%
Atlas IX 2015-1 (3 Month Libor USD + 0.100%), 07/08/2019 (a)(b)(c)(d) (Cost: $8,934,458; Original Acquisition Date: 06/16/2017)	8,933,818	7,269,894
Atlas IX 2016-1 (3 Month Libor USD + 7.590%), 01/08/2020 (a)(b)(c)(d) (Cost: $15,058,327; Original Acquisition Date: 05/24/2017)	14,802,000	14,519,282
Galilei Re 2017-1 Class A-2 (6 Month Libor USD + 13.860%), 01/08/2021 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)	5,250,000	5,192,775
Galilei Re 2017-1 Class C-2 (6 Month Libor USD + 6.780%), 01/08/2021 (a)(b)(c)(d) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)	16,000,000	15,979,200
Galilei Re 2017-1 Class D-2 (6 Month Libor USD + 5.600%), 01/08/2021 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)	8,000,000	7,946,000
Galileo Re 2017-1 Class B (3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)	1,676,000	1,651,447
Kendall Re 2018-1 Class A (3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $5,199,218; Original Acquisition Date: 03/05/2019)	5,221,000	5,057,583

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.2% (continued)
Kilimanjaro Re 2015-1 Class E (T-Bill 3 Month + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $2,975,234; Original Acquisition Date: 05/06/2016)	$2,966,000	$2,966,890
Kilimanjaro Re II 2017-1 Class A-1 (6 Month Libor USD + 9.490%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)	13,834,000	13,757,221
Kilimanjaro Re II 2017-1 Class B-1 (6 Month Libor USD + 7.140%), 04/20/2021 (a)(b)(c)(d) (Cost: $28,314,496; Original Acquisition Date: 07/13/2017)	28,259,000	28,061,187
Kilimanjaro Re II 2017-1 Class C-1 (6 Month Libor USD + 5.720%), 04/20/2021 (a)(b)(c)(d) (Cost: $19,019,290; Original Acquisition Date: 04/06/2017)	18,973,000	18,859,162
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 9.490%), 04/21/2022 (a)(b)(c)(d) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)	5,929,000	5,890,758
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.140%), 04/21/2022 (a)(b)(c)(d) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)	8,893,000	8,833,861
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 5.720%), 04/21/2022 (a)(b)(c)(d) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)	6,640,000	6,596,176
Loma Re 2013-1 Class C (T-Bill 3 Month + 0.500%), 07/08/2019 (a)(b)(c)(d)(f) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)	1,739,000	826,025
Northshore Re 2018-1 Class A (3 Month Libor USD + 7.700%), 07/08/2022 (a)(b)(c)(d) (Cost: $2,803,000; Original Acquisition Date: 07/02/2018)	2,803,000	2,751,425
Queen Street Re XII (6 Month Libor USD + 5.250%), 04/08/2020 (a)(b)(c)(d) (Cost: $6,537,000; Original Acquisition Date: 05/13/2016)	6,537,000	6,539,615
Resilience Re Series 1711A 1.409%, 12/31/2020 (a)(d)(f)(g) (Cost: $379,203; Original Acquisition Date: 02/06/2017)	25,000,000	—
Resilience Re Series 1741A 1.136%, 05/01/2020 (a)(d)(f)(g)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)	75,000,000	66,813

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 3.2% (continued)
Resilience Re Series 1841A 2.108%, 03/31/2023 (a)(d)(f)(g)(h) (Cost: $1,471,686; Original Acquisition Date: 04/04/2018)		$15,000,000	$113,605
Riverfront Re 2017-1 Class A (T-Bill 3 Month + 4.720%), 01/15/2021 (a)(b)(c)(d) (Cost: $9,196,662; Original Acquisition Date: 04/19/2018)		9,212,000	8,909,386

			161,788,305

Other - 0.8%
Horse Capital I DAC Class A (3 Month Euribor + 4.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $6,052,186; Original Acquisition Date: 12/14/2016)	EUR	5,750,000	6,491,145
Horse Capital I DAC Class B (3 Month Euribor + 6.250%), 06/15/2020 (a)(b)(c)(d) (Cost: $4,736,493; Original Acquisition Date: 12/14/2016)		4,500,000	5,094,915
Horse Capital I DAC Class C (3 Month Euribor + 12.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $16,292,416; Original Acquisition Date: 09/21/2017)		14,750,000	16,828,215
Operational Re 5.378%, 04/08/2021 (a)(c)(d)(f) (Cost: $10,043,897; Original Acquisition Date: 05/19/2016)	CHF	9,953,000	9,823,053

			38,237,328

Windstorm - 0.1%
IBRD CAR 114-Class B (6 Month Libor USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,116,000; Original Acquisition Date: 07/24/2017)		$2,116,000	2,057,916
IBRD CAR 115-Class C (6 Month Libor USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $1,481,000; Original Acquisition Date: 07/24/2017)		1,481,000	1,457,304

			3,515,220

			215,388,338

Japan - 0.3%
Earthquake - 0.3%
Kizuna Re II 2018-1 Class B (T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $388,000; Original Acquisition Date: 03/16/2018)		388,000	383,131

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 0.3% (continued)
Nakama Re 2014-2 Class 2 (T-Bill 3 Month + 2.875%), 01/16/2020 (a)(b)(c)(d)(e) (Cost: $823,056; Original Acquisition Date: 09/19/2017)	$819,000	$815,192
Nakama Re 2016-1 Class 2 (6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	10,039,315
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	1,744,000	1,725,165

		12,962,803

Windstorm - 0.0% (i)
Aozora Re 2016-1 A (6 Month Libor USD + 2.290%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $2,101,000; Original Acquisition Date: 03/23/2016)	2,101,000	2,082,616

		15,045,419

United States - 6.2%
Earthquake - 0.9%
Kilimanjaro Re 2014-2 Class C (T-Bill 3 Month + 3.750%), 11/25/2019 (a)(b)(c)(d) (Cost: $2,124,840; Original Acquisition Date: 07/20/2017)	2,114,000	2,092,649
Merna Re 2018-1 Class A (T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	3,964,325
Ursa Re 2016-1 Class A (T-Bill 3 Month + 4.000%), 12/10/2019 (a)(b)(c)(d) (Cost: $12,165,062; Original Acquisition Date: 07/23/2018)	12,152,000	11,973,366
Ursa Re 2017-1 Class B (T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $8,728,825; Original Acquisition Date: 09/20/2017)	8,723,000	8,628,792
Ursa Re 2017-1 Class E (T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $4,163,000; Original Acquisition Date: 05/10/2017)	4,163,000	4,128,655
Ursa Re 2018-1 Class D (T-Bill 3 Month + 5.100%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $12,708,000; Original Acquisition Date: 09/07/2018)	12,708,000	12,498,318

		43,286,105

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.1%
Armor Re II 2018-1 Class A (T-Bill 3 Month + 3.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $2,136,000; Original Acquisition Date: 04/10/2018)	$2,136,000	$2,095,523
Blue Halo Re 2016-2 Class C (T-Bill 3 Month + 8.250%), 07/26/2019 (a)(b)(c)(d) (Cost: $19,148,614; Original Acquisition Date: 06/14/2017)	19,064,000	19,071,626
Bowline 2018-1 Class A (T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $6,294,000; Original Acquisition Date: 05/10/2018)	6,294,000	6,108,956
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.750%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,967,865
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,236,000; Original Acquisition Date: 03/08/2019)	3,236,000	3,217,717
Buffalo Re 2017-1 Class A (6 Month Libor USD + 3.480%), 04/07/2020 (a)(b)(c)(d) (Cost: $2,637,106; Original Acquisition Date: 08/15/2017)	2,636,000	2,565,092
Buffalo Re 2017-1 Class B (6 Month Libor USD + 7.160%), 04/07/2020 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 03/07/2017)	3,000,000	2,869,650
Caelus 2018-1 Class A (T-Bill 3 Month + 3.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,466,654
Caelus 2018-1 Class B (T-Bill 3 Month + 4.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,743,791; Original Acquisition Date: 07/24/2018)	1,745,000	1,644,052
Caelus 2018-1 Class C (T-Bill 3 Month + 7.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	2,678,341
Caelus 2018-1 Class D (T-Bill 3 Month + 10.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	294,800

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.1% (continued)
Caelus Re IV 2016-1 Class A (T-Bill 3 Month + 5.530%), 03/06/2020 (a)(b)(c)(d) (Cost: $20,611,283; Original Acquisition Date: 07/11/2017)	$20,605,000	$20,127,994
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $4,953,000; Original Acquisition Date: 04/27/2017)	4,953,000	619,125
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	0
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	476
East Lane Re VI 2015-1 Class A (T-Bill 3 Month + 3.390%), 03/13/2020 (a)(b)(c)(d)(e) (Cost: $13,213,000; Original Acquisition Date: 03/02/2015)	13,213,000	13,131,079
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,215,000; Original Acquisition Date: 02/12/2016)	3,215,000	2,572,000
Fortius Re 2017-1 (6 Month Libor USD + 3.620%), 07/07/2021 (a)(b)(c)(d) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	710,844
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,161,136
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.650%), 05/06/2022 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,856,237
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,170,338
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.650%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,818,902

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.1% (continued)
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $2,665,597; Original Acquisition Date: 10/04/2018)	$2,654,000	$2,632,370
Northshore Re II 2017-1 Class A (T-Bill 3 Month + 7.210%), 07/06/2020 (a)(b)(c)(d) (Cost: $10,901,000; Original Acquisition Date: 06/26/2017)	10,901,000	10,823,603
Residential Re 2013-II Class 1 (T-Bill 3 Month + 0.500%), 06/06/2019 (a)(b)(c)(d) (Cost: $994,250; Original Acquisition Date: 03/30/2017)	994,250	671,119
Residential Re 2014-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2019 (a)(b)(c)(d) (Cost: $10,338,000; Original Acquisition Date: 05/22/2014)	10,338,000	1
Residential Re 2015-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2019 (a)(b)(c)(d) (Cost: $8,197,000; Original Acquisition Date: 05/21/2015)	8,197,000	366,816
Residential Re 2015-I Class 11 (T-Bill 3 Month + 5.960%), 06/06/2019 (a)(b)(c)(d) (Cost: $8,915,000; Original Acquisition Date: 05/21/2015)	8,915,000	5,928,475
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	172,837
Residential Re 2016-I Class 11 (T-Bill 3 Month + 4.750%), 06/06/2023 (a)(b)(c)(d) (Cost: $5,926,000; Original Acquisition Date: 04/28/2016)	5,926,000	3,851,900
Residential Re 2016-II Class 3 (T-Bill 3 Month + 5.200%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 11/03/2016)	1,500,000	1,454,400
Residential Re 2016-II Class 4 (T-Bill 3 Month + 3.820%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	1,250,000	1,219,312
Residential Re 2017-I Class 11 (T-Bill 3 Month + 4.770%), 06/06/2024 (a)(b)(c)(d) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	4,060,812

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.1% (continued)
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.250%), 06/06/2022 (a)(b)(c)(d) (Cost: $7,103,000; Original Acquisition Date: 04/30/2018)	$7,103,000	$6,810,712
Sanders Re 2014-1 Class D (T-Bill 3 Month + 3.800%), 05/25/2021 (a)(b)(c)(d) (Cost: $23,873,441; Original Acquisition Date: 01/28/2019)	23,864,000	23,856,841
Sanders Re 2017-1 Class A (6 Month Libor USD + 3.070%), 12/06/2021 (a)(b)(c)(d) (Cost: $1,364,298; Original Acquisition Date: 03/05/2019)	1,373,000	1,333,869
Sanders Re 2017-2 Class A (6 Month Libor USD + 3.110%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $12,608,000; Original Acquisition Date: 05/24/2017)	12,608,000	12,468,682
Sanders Re 2018-1 Class A (T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $6,629,000; Original Acquisition Date: 03/23/2018)	6,629,000	6,509,678
Skyline Re 2017-1 Class 2 (T-Bill 3 Month + 12.000%), 06/06/2020 (a)(b)(c)(d)(f) (Cost: $8,000,000; Original Acquisition Date: 02/02/2017)	8,000,000	8,008,000
Spectrum Capital Ltd. 2017-1 A (6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,292,860
Spectrum Capital Ltd. 2017-1 B (6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d) (Cost: $12,097,000; Original Acquisition Date: 06/13/2017)	12,097,000	11,981,474
Torrey Pines Re 2017-1 Class B (6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,787,423; Original Acquisition Date: 07/06/2018)	4,782,000	4,739,440
Torrey Pines Re 2017-1 Class C (6 Month Libor USD + 6.550%), 06/09/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 04/27/2017)	1,783,000	1,771,678

		207,103,286

Windstorm - 1.2%
Alamo Re 2015-1 Class B (T-Bill 3 Month + 4.390%), 06/07/2019 (a)(b)(c)(d) (Cost: $1,557,532; Original Acquisition Date: 03/11/2019)	1,557,000	1,552,796

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 1.2% (continued)
Alamo Re 2017-1 Class A (T-Bill 3 Month + 4.850%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $16,258,459; Original Acquisition Date: 09/13/2018)	$16,242,000	$16,197,334
Alamo Re 2018-1 Class A (T-Bill 3 Month + 3.250%), 06/07/2024 (a)(b)(c)(d) (Cost: $4,487,484; Original Acquisition Date: 03/26/2019)	4,506,000	4,457,335
Bonanza Re 2016-1 Class A (6 Month Libor USD + 3.980%), 12/31/2019 (a)(b)(c)(d) (Cost: $1,522,000; Original Acquisition Date: 11/28/2016)	1,522,000	1,484,711
Bonanza Re 2016-1 Class B (6 Month Libor USD + 5.230%), 12/31/2019 (a)(b)(c)(d) (Cost: $2,054,000; Original Acquisition Date: 11/28/2016)	2,054,000	2,011,380
Cape Lookout Re 2019-1 Class A (T-Bill 3 Month + 4.250%), 02/25/2022 (a)(b)(c)(d) (Cost: $11,795,000; Original Acquisition Date: 02/11/2019)	11,795,000	11,677,050
Citrus Re 2015-1 Class B (T-Bill 3 Month + 0.500%), 04/09/2020 (a)(b)(c)(d)(f)(h) (Cost: $323,957; Original Acquisition Date: 04/01/2015)	323,957	196,415
Citrus Re 2016-1 Class D-50 (T-Bill 3 Month + 7.850%), 02/25/2021 (a)(b)(c)(d) (Cost: $6,637,209; Original Acquisition Date: 02/19/2016)	6,637,209	1,310,849
Citrus Re 2017-1 Class A (6 Month Libor USD + 5.230%), 03/18/2020 (a)(b)(c)(d) (Cost: $1,912,549; Original Acquisition Date: 03/06/2017)	1,912,549	205,599
Everglades Re II 2017-1 Class A (T-Bill 3 Month + 4.920%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $9,085,099; Original Acquisition Date: 07/10/2018)	9,084,000	8,923,667
Everglades Re II 2018-1 A (T-Bill 3 Month + 4.750%), 05/04/2021 (a)(b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	7,839,288
Manatee Re II 2018-1 Class A (T-Bill 3 Month + 4.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,504,000; Original Acquisition Date: 03/22/2018)	2,504,000	2,470,321

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 1.2% (continued)
Manatee Re II 2018-1 Class B (T-Bill 3 Month + 7.750%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,450,000; Original Acquisition Date: 03/22/2018)	$1,450,000	$1,421,725

		59,748,470

		310,137,861

TOTAL EVENT LINKED BONDS (Cost $600,173,791)		540,571,618

PARTICIPATION NOTES - 4.5%
Global - 4.5%
Multiperil - 4.5%
Alturas Re 2019-1 Class A 03/10/2023 (a)(c)(d)(f)(j) (Cost: $5,000,000; Original Acquisition Date: 12/20/2018)	5,000,000	5,113,500
Eden Re II 2018-1 Class A 03/22/2022 (a)(c)(d)(f)(h)(j) (Cost: $310,000; Original Acquisition Date: 12/15/2017)	310,000	675,884
Eden Re II 2018-1 Class B 03/22/2022 (a)(c)(d)(f)(h)(j) (Cost: $3,937,500; Original Acquisition Date: 12/27/2017)	3,937,500	8,867,877
Eden Re II 2019-1 Class B 03/22/2023 (a)(c)(d)(f)(h)(j) (Cost: $60,000,000; Original Acquisition Date: 12/19/2018)	60,000,000	62,458,901
Limestone Re 2016-1 08/31/2021 (a)(d)(f)(h) (Cost: $754,022; Original Acquisition Date: 09/12/2017)	782,000	2,946,298
Limestone Re 2018-1 A 03/01/2022 (a)(c)(d)(f)(j) (Cost: $10,583,000; Original Acquisition Date: 06/20/2018)	10,583,000	11,119,029
Limestone Re 2019-1 B 09/09/2022 (a)(c)(d)(f)(j) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	5,817,014
Sector Re V Series 7 Class C 12/01/2022 (a)(d)(f)(j) (Cost: $10,928,581; Original Acquisition Date: 12/04/2017)	10,928,581	5,379,047
Sector Re V Series 7 Class F 03/01/2022 (a)(d)(f)(j) (Cost: $2,686,974; Original Acquisition Date: 04/24/2017)	2,686,974	1,670,492
Sector Re V Series 7 Class G 03/01/2022 (a)(d)(f)(j) (Cost: $7,581,625; Original Acquisition Date: 04/27/2017)	7,581,625	4,681,653
Sector Re V Series 8 Class A 03/01/2023 (a)(d)(f)(j) (Cost: $6,570,427; Original Acquisition Date: 04/24/2018)	6,570,427	3,864,725

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.5% (continued)
Sector Re V Series 8 Class B 03/01/2023 (a)(d)(f)(j) (Cost: $5,265,283; Original Acquisition Date: 04/24/2018)	$5,265,283	$3,091,248
Sector Re V Series 8 Class C 12/01/2023 (a)(d)(f)(j) (Cost: $12,000,000; Original Acquisition Date: 12/05/2018)	12,000,000	12,655,200
Sector Re V Series 8 Class D 12/01/2023 (a)(d)(f)(j) (Cost: $8,000,000; Original Acquisition Date: 12/07/2018)	8,000,000	8,436,800
Sector Re V Series 8 Class F 03/01/2023 (a)(d)(f)(j) (Cost: $111,948; Original Acquisition Date: 04/24/2018)	111,948	4,585,021
Sector Re V Series 8 Class G 03/01/2023 (a)(d)(f)(j) (Cost: $143,405; Original Acquisition Date: 04/24/2018)	143,405	4,220,538
Sector Re V Series 9 Class A 03/01/2023 (a)(d)(f)(j) (Cost: $11,404,247; Original Acquisition Date: 04/24/2019)	11,404,247	11,404,247
Sector Re V Series 9 Class B 03/01/2023 (a)(d)(f)(j) (Cost: $6,372,639; Original Acquisition Date: 04/24/2019)	6,372,639	6,372,639
Sector Re V Series 9 Class G 03/01/2023 (a)(d)(f)(j) (Cost: $11,170,004; Original Acquisition Date: 04/24/2019)	11,170,004	11,170,004
Silverton Re 2017-1 09/16/2019 (a)(d)(f)(h)(j) (Cost: $5,775,000; Original Acquisition Date: 12/15/2016)	5,625,100	875,318
Versutus 2017 A-5 12/31/2019 (a)(d)(f)(h)(j) (Cost: $1,917,360; Original Acquisition Date: 12/28/2016)	1,917,360	156,035
Versutus 2018 A-5 12/31/2020 (a)(d)(f)(h)(j) (Cost: $3,787,810; Original Acquisition Date: 12/15/2017)	3,787,810	1,852,528
Versutus 2019-B 12/31/2022 (a)(d)(f)(h)(j) (Cost: $35,000,000; Original Acquisition Date: 12/21/2018)	35,000,000	36,414,081
Williamsburg (Horseshoe Re) 08/31/2021 (a)(d)(f)(h) (Cost: $3,520,727; Original Acquisition Date: 12/15/2016)	3,518,000	13,254,573

TOTAL PARTICIPATION NOTES (Cost $218,576,551)		227,082,652

	SHARES	FAIR VALUE
PREFERENCE SHARES - 68.8%
Global - 66.7%
Marine/Energy - 0.0% (i)
Kauai (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $32,122,840; Original Acquisition Date: 01/07/2016)	51,394	$1,153,345

Multiperil - 66.7%
Altair Re V (a)(d)(f)(h)(j) (Cost: $19,028,677; Original Acquisition Date: 04/24/2017)	19,318	1,820,837
Altiplano (Mt. Logan Re) (a)(d)(f)(j) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	38,422,952
Arenal (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $103,991,033; Original Acquisition Date: 12/22/2017)	165,450	73,614,744
Axis Ventures Re Cell 0006 (a)(d)(f)(h)(j) (Cost: $343,265,916; Original Acquisition Date: 01/11/2018)	3,283,301	352,130,509
Axis Ventures Re Cell 0007 (a)(d)(f)(h)(j) (Cost: $230,917,000; Original Acquisition Date: 01/25/2017)	2,309,170	204,768,351
Baldwin (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $112,643,620; Original Acquisition Date: 01/22/2019)	1,328,746	87,036,257
Biscayne (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $44,521,521; Original Acquisition Date: 12/26/2014)	46,979	49,400,362
Bowery (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $200,075,000; Original Acquisition Date: 09/29/2017)	200,075	150,007,975
Cardinal Re 2015-1 (a)(d)(f)(h) (Cost: $82,493,681; Original Acquisition Date: 12/30/2015)	149	80,385,503
Carlsbad 2 (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $4,501,920; Original Acquisition Date: 12/22/2016)	190,319	19,430,525
Cumberland (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $29,918,817; Original Acquisition Date: 09/15/2017)	28,898	18,895,721
Cypress (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $107,679,855; Original Acquisition Date: 09/29/2017)	125,090,500	95,604,918
Edmund 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $72,272,746; Original Acquisition Date: 10/31/2017)	72,273	67,992,132
Emerald Lake (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $278,321,245; Original Acquisition Date: 12/17/2018)	504,899	229,267,762

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 66.7% (continued)
Florblanca (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $65,668,586; Original Acquisition Date: 12/21/2017)	77,550	$60,866,706
Freeport (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $75,071,800; Original Acquisition Date: 04/04/2018)	750,718	45,925,340
Greenpoint (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $60,272,521; Original Acquisition Date: 06/20/2018)	61,148	60,523,266
Harambee Re 2017 (a)(d)(f)(h)(j) (Cost: $466,812; Original Acquisition Date: 12/20/2016)	1,007,939	343,126
Harambee Re 2018 (a)(d)(f)(h)(j) (Cost: $15,232,558; Original Acquisition Date: 12/15/2017)	15,232,558	7,663,043
Harambee Re 2019 (a)(d)(f)(h)(j) (Cost: $36,963,953; Original Acquisition Date: 12/21/2018)	36,963,953	38,350,434
Hatteras (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $79,779,874; Original Acquisition Date: 04/11/2019)	77,632	60,897,312
Hudson Alexander (Mt. Logan Re) (a)(d)(f)(j) (Cost: $40,000,000; Original Acquisition Date: 01/02/2014)	40,000	39,767,696
Hudson Charles (Mt. Logan Re) (a)(d)(f)(j) (Cost: $33,802,339; Original Acquisition Date: 01/13/2017)	33,802	30,290,705
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $33,965,500; Original Acquisition Date: 03/31/2017)	33,966	28,900,993
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $14,650,000; Original Acquisition Date: 06/19/2014)	14,650	12,179,579
Hudson Charles 4 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $19,500,000; Original Acquisition Date: 02/07/2018)	19,500	18,874,001
Hudson Paul (Mt. Logan Re) (a)(d)(f)(j) (Cost: $30,000,000; Original Acquisition Date: 01/02/2014)	30,000	27,505,008
Hudson Paul 3 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $37,500,000; Original Acquisition Date: 03/31/2017)	37,500	33,092,783
Hudson Paul 4 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $2,800,000; Original Acquisition Date: 02/07/2018)	2,800	2,633,812
Huntington (Mt. Logan Re) (a)(d)(f) (Cost: $22,610,000; Original Acquisition Date: 08/23/2016)	22,610	23,935,670
Huntington 2 (Mt. Logan Re) (a)(d)(f) (Cost: $5,000,000; Original Acquisition Date: 04/03/2017)	5,000	5,000,844
Iseo (Artex Segregated Account Company) (a)(d)(f)(h) (Cost: $13,414,019; Original Acquisition Date: 09/08/2017)	183,543	22,204,870

	SHARES	FAIR VALUE
Multiperil - 66.7% (continued)
Kensington (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $49,966,800; Original Acquisition Date: 08/16/2018)	499,668	$56,556,577
Latigo (Artex Segregated Account Company) (a)(d)(f)(h) (Cost: $108,423,863; Original Acquisition Date: 12/31/2014)	473	88,699,842
Lorimer (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $50,152,800; Original Acquisition Date: 01/03/2019)	501,528	53,888,319
LRe 2017 (Lorenz Re Ltd.) (a)(d)(f)(h)(j) (Cost: $3,484,420; Original Acquisition Date: 04/04/2017)	29,146	3,042,272
LRe 2018 (Lorenz Re Ltd.) (a)(d)(f)(h)(j) (Cost: $48,800,000; Original Acquisition Date: 07/10/2018)	488,000	32,955,330
Mackinac (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $51,148,294; Original Acquisition Date: 01/09/2018)	55,584	57,092,339
Madison (Artex Segregated Account Company) (a)(d)(f)(h) (Cost: $72,670,038; Original Acquisition Date: 01/10/2018)	75,262	65,861,569
Malibu (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $14,718,603; Original Acquisition Date: 11/08/2017)	14,718,603	10,548,293
Mohonk (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $77,159,598; Original Acquisition Date: 04/11/2019)	103	70,567,267
Mojave (Mt. Logan Re) (a)(d)(f)(j) (Cost: $42,293,321; Original Acquisition Date: 01/13/2017)	42,293	34,399,738
Mojave 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $28,195,548; Original Acquisition Date: 01/13/2017)	28,196	22,933,159
Mulholland (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $13,241,287; Original Acquisition Date: 12/31/2015)	114	335,583
Pelham (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $42,493,200; Original Acquisition Date: 01/02/2018)	500,668	25,717,123
Peregrine DRF (a)(d)(f)(h)(j) (Cost: $60,663,534; Original Acquisition Date: 12/22/2017)	7,124,652	46,458,770
Peregrine LCA (a)(d)(f)(h)(j) (Cost: $191,403,258; Original Acquisition Date: 12/28/2018)	20,312,345	169,577,224
Pranamar (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $62,694,005; Original Acquisition Date: 11/01/2018)	70,620	60,798,504
Revelstoke (Artex Segregated Account Company) (a)(d)(f)(h) (Cost: $0; Original Acquisition Date: 01/19/2016)	15,350	684,361

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 66.7% (continued)
Rondout (Artex Segregated Account Company) (a)(d)(f)(h) (Cost: $145,878,810; Original Acquisition Date: 05/29/2015)	134,653	$112,454,744
Skytop (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $12,266,642; Original Acquisition Date: 12/18/2017)	210	25,936,735
SR0001 (Horseshoe Re) (a)(d)(f)(h) (Cost: $0; Original Acquisition Date: 06/28/2016)	1,757	585,046
St. Kevins (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $26,701,306; Original Acquisition Date: 06/27/2018)	42,944	15,117,969
Sugarloaf (Artex Segregated Account Company) (a)(d)(f)(j) (Cost: $3,233,000; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex (a)(d)(f)(h)(j) (Cost: $34,544,658; Original Acquisition Date: 12/22/2017)	39,344	33,194,450
Sussex Designated Investment Series (a)(d)(f)(h)(j) (Cost: $4,798,960; Original Acquisition Date: 01/22/2019)	4,790	3,701,923
Sutton (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $34,306,074; Original Acquisition Date: 03/24/2017)	42,693	1,560,849
Tallgrass (Mt. Logan Re) (a)(d)(f)(j) (Cost: $37,500,000; Original Acquisition Date: 12/30/2014)	37,500	37,730,580
Tallgrass 2 (Mt. Logan Re) (a)(d)(f) (Cost: $1,300,000; Original Acquisition Date: 02/07/2018)	1,300	1,320,401
Thopas Re 2018 (a)(d)(f)(h)(j) (Cost: $13,987,580; Original Acquisition Date: 12/08/2017)	139,876	5,479,136
Thopas Re 2019 (a)(d)(f)(h)(j) (Cost: $12,700,000; Original Acquisition Date: 12/21/2018)	127,000	13,329,546
Turing Re 2017-1 (a)(d)(f)(h)(j) (Cost: $40,000,000; Original Acquisition Date: 05/23/2017)	400,000	16,932,787
Twin Lakes (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $38,424,542; Original Acquisition Date: 12/28/2017)	86,107	36,795,544
Viribus Re 2018 (a)(d)(f)(h)(j) (Cost: $4,808,175; Original Acquisition Date: 12/22/2017)	6,050,000	2,295,957
Viribus Re 2019 (a)(d)(f)(h)(j) (Cost: $3,950,000; Original Acquisition Date: 12/26/2018)	3,852,711	4,215,999
Windsor (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $123,020,400; Original Acquisition Date: 12/29/2017)	1,230,204	139,146,433

	SHARES	FAIR VALUE
Multiperil - 66.7% (continued)
Yellowstone (Artex Segregated Account Company) (a)(d)(f)(h) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	$132,856
Yoho (Artex Segregated Account Company) (a)(d)(f)(h)(j) (Cost: $162,467,078; Original Acquisition Date: 04/13/2018)	260,742	134,350,357

		3,372,131,318

		3,373,284,663

United States - 2.1%
Multiperil - 0.6%
Peregrine PIF (a)(d)(f)(h)(j) (Cost: $47,563,563; Original Acquisition Date: 12/14/2017)	5,485,036	19,616,025
SR0005 (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $6,848,637; Original Acquisition Date: 04/15/2016)	6,966,774	282,788
Yosemite (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $11,964,100; Original Acquisition Date: 07/11/2017)	162,602	12,174,576

		32,073,389

Windstorm - 1.5%
Fescue (Mt. Logan Re) (a)(d)(f)(j) (Cost: $50,000,000; Original Acquisition Date: 06/11/2015)	50,000	17,678,865
Fescue 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $50,000,000; Original Acquisition Date: 03/30/2016)	50,000	18,072,100
Hermosa (Mt. Logan Re) (a)(d)(f)(j) (Cost: $50,000,000; Original Acquisition Date: 04/29/2016)	50,000	21,987,625
Hermosa 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $28,598,631; Original Acquisition Date: 07/24/2018)	29,415	19,426,984
SR0006 (Horseshoe Re) (a)(d)(f)(h)(j) (Cost: $2,520,649; Original Acquisition Date: 08/09/2016)	39,381,541	203,366

		77,368,940

		109,442,329

TOTAL PREFERENCE SHARES (Cost $4,146,843,210)		3,482,726,992

PRIVATE FUND UNITS - 4.4%
Global - 4.4%
Multiperil - 4.4%
Aeolus Property Catastrophe J17 Keystone Fund (a)(d)(f)(h)(j) (Cost: $54,583,685; Original Acquisition Date: 01/20/2017)	62,394	44,248,643
Aeolus Property Catastrophe J18 Keystone Fund (a)(d)(f)(h)(j) (Cost: $81,709,822; Original Acquisition Date: 02/20/2018)	81,700	72,154,791

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Schedule of Investments	as of April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	FAIR VALUE
Multiperil - 4.4% (continued)
Aeolus Property Catastrophe J19 Keystone Fund (a)(d)(f)(h)(j) (Cost: $35,999,218; Original Acquisition Date: 01/14/2019)	35,999	$37,352,691
Aeolus Property Catastrophe MY17 Keystone Fund (a)(d)(f)(h)(j) (Cost: $20,252,425; Original Acquisition Date: 07/06/2017)	20,252	13,180,924
Aeolus Property Catastrophe MY18 Keystone Fund (a)(d)(f)(h)(j) (Cost: $53,658,039; Original Acquisition Date: 07/17/2018)	53,658	55,771,300

TOTAL PRIVATE FUND UNITS (Cost $246,203,188)		222,708,349

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Point Dume LLP (f)(h)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $13,288,795)		—

SHORT-TERM INVESTMENTS - 4.8%
Money Market Fund - 4.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.30% (k)	67,435,348	67,435,348
First American Government Obligations Fund - Class Z - 2.35% (k)	10,047	10,047
First American Treasury Obligations Fund - Class Z - 2.35% (k)	10,048	10,048
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.33% (k)	67,468,652	67,468,652
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.31% (k)	10,048	10,048

	SHARES	FAIR VALUE
Money Market Fund - 4.8% (continued)
Vanguard Treasury Money Market Fund - 2.35% (k)	109,053,253	$109,053,253

TOTAL SHORT-TERM INVESTMENTS (Cost $243,987,396)		243,987,396

TOTAL INVESTMENTS (Cost $5,469,072,931) - 93.3%		4,717,077,007

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%		338,140,603

TOTAL NET ASSETS - 100.0%		$5,055,217,610

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $4,473,089,611. Foreign concentration is as follows: Bermuda: 85.8%, Cayman Islands: 1.4%, Ireland: 1.1% and Supranational: 0.2%.

(b)

Variable rate security. Reference rates as of April 30, 2019 are as follows: 3 Month Libor 2.58%, 6 Month Libor 2.62%, T-Bill 3 Month 2.38%, and 3 Month Euribor -0.31%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2019 was $634,443,405, which represented 12.6% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for excess mortality swap.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $3,331,168,042, which represents 65.9% of net assets.
(i)	Rounds to zero.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION
EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)(b)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$44,444

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$44,444

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.
(b)	The mortality index value is based on the weighted mortality rates for males and females in the United States, United Kingdom, and Australia

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Assets and Liabilities	April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

ASSETS:
Investments, at fair value(1)	$4,717,077,007
Receivable for fund shares sold	13,367,710
Receivable for investment securities sold	129,985,125
Unrealized appreciation on swap contracts	44,444
Interest receivable	7,053,918
Collateral segregated for swaps	1,032,012
Collateral held at broker for LLP	196,608,532
Other assets	265,604

Total assets	5,065,434,352

LIABILITIES:
Payable to Adviser	8,287,054
Payable for Chief Compliance Officer compensation	4,944
Payable to Trustees	69,481
Accrued service fees	207,176
Accrued distribution and servicing fees	207,176
Payable to Custodian	63,933
Other accrued expenses	1,376,978

Total liabilities	10,216,742

Total net assets	$5,055,217,610

NET ASSETS CONSIST OF:
Capital stock	$6,164,792,223
Total distributable earnings	(1,109,574,613)

Total net assets	$5,055,217,610

Net Assets	$5,055,217,610
Shares outstanding	623,535,802
Net asset value, offering and redemption price per share	$8.11

(1) Cost of Investments	$5,469,072,931

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Operations	For the Period Ended April 30, 2019 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

INVESTMENT INCOME:
Dividend income	$22,241,826
Interest income	27,243,548

Total investment income	49,485,374

EXPENSES:
Advisory fees (See Note 4)	52,280,519
Fund accounting and administration fees	1,373,308
Service fees	1,307,013
Distribution and service fees	1,307,013
Legal fees	598,812
Transfer agency fees and expenses	262,362
Interest expense	224,965
Federal and state registration fees	211,592
Trustees fees and expenses	143,168
Custody fees	136,685
Audit and tax related fees	121,047
Chief Compliance Officer compensation	19,944
Other expenses	741,720

Total expenses	58,728,148

Net investment loss	(9,242,774)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(29,042,104)
Foreign currency translation	(6,670)
Futures contracts	1,008,908
Swap contracts	505,556
Net change in unrealized appreciation (depreciation) on:
Investments	(519,634,899)
Foreign currency translation	6,322
Futures contracts	(1,175,466)
Swap contracts	(2,778)

Net realized and unrealized loss	(548,341,131)

Net decrease in net assets resulting from operations	$(557,583,905)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2018

OPERATIONS:
Net investment loss	$(9,242,774)	$(6,941,743)
Net realized gain (loss) on:
Investments	(29,042,104)	(59,872,065)
Foreign currency translation	(6,670)	660,662
Futures contracts	1,008,908	2,419,544
Swap contracts	505,556	1,013,889
Net change in unrealized appreciation (depreciation) on:
Investments	(519,634,899)	86,459,698
Foreign currency translation	6,322	(399,836)
Futures contracts	(1,175,466)	(370,378)
Swap contracts	(2,778)	—
Net increase (decrease) in net assets resulting from operations	(557,583,905)	22,969,771

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(119,035,401)	(4,563,668)
Total distributions	(119,035,401)	(4,563,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	295,533,108	1,952,441,437
Proceeds from shares issued to holders in reinvestment of dividends	97,593,038	3,877,132
Cost of shares redeemed	(637,031,695)	(1,016,518,230)
Net increase (decrease) in net assets from capital share transactions	(243,905,549)	939,800,339
Total increase (decrease) in net assets	(920,524,855)	958,206,442

NET ASSETS:
Beginning of period	5,975,742,465	5,017,536,023

End of period	$5,055,217,610	$5,975,742,465

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Statement of Cash Flows

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

FOR THE PERIOD ENDED APRIL 30, 2019 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(557,583,905)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	540,174,661
Amortization and accretion of premium & discount	(380,989)
Changes in assets and liabilities:
Receivable for investment securities sold	(129,985,125)
Collateral held at broker for LLP	(39,800,513)
Collateral held at broker for futures	735,319
Interest receivable	(920,449)
Unrealized appreciation on swap contracts	2,778
Payable to Adviser	(1,858,888)
Payable to Custodian	(2,350)
Payable to Trustees	(2,233)
Accrued distribution and servicing fees	(46,473)
Accrued service fees	(46,473)
Payable for Chief Compliance Officer compensation	4,484
Other accrued expenses	114,278
Other assets	10,993
Purchases of investments	(475,084,096)
Proceeds from sale of investments	1,092,206,268
Net purchases and sales of short-term investments	(54,250,815)
Net cash provided by operating activities	373,286,472

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	285,187,586
Payment on shares redeemed	(637,031,695)
Cash distributions to shareholders	(21,442,363)
Loan withdrawals	208,475,000
Loan paydowns	(208,475,000)
Net cash used in financing activities	(373,286,472)
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$97,593,038
Cash paid for interest on loans outstanding	$224,965

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2019		YEAR ENDED OCTOBER 31, 2018	YEAR ENDED OCTOBER 31, 2017	YEAR ENDED OCTOBER 31, 2016	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED OCTOBER 31, 2014(1)

Per Share Data:
Net asset value, beginning of period	$9.18		$9.18	$10.71	$10.77	$10.84	$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	(0.01)		(0.01)	0.39	0.24	0.34	(0.13)
Net realized and unrealized gains (losses)	(0.87)		0.02	(1.30)	0.55	0.51	0.97

Total from investment operations	(0.88)		0.01	(0.91)	0.79	0.85	0.84

Less distributions to shareholders
Dividends from net realized gains	—		(0.01)	—	—	—	—
Dividends from net investment income	(0.19)		—	(0.62)	(0.85)	(0.92)	—

Total distributions	(0.19)		(0.01)	(0.62)	(0.85)	(0.92)	—

Net asset value, end of period	$8.11		$9.18	$9.18	$10.71	$10.77	$10.84

Total return(3)	(9.63	)%(4)	0.10%	(9.00)%	7.83%	8.33%	8.40	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000s)	$5,055,218		$5,975,742	$5,017,536	$3,495,575	$2,341,184	$1,002,338
Ratio of expenses to average net assets	2.25	%(5)	2.27%	2.26%	2.26%	2.29%	2.43	%(5)
Ratio of net investment income (loss) to average net assets	(0.35	)%(5)	(0.12)%	3.87%	2.34%	3.29%	(1.42	)%(5)
Portfolio turnover rate	9.39	%(4)	15.45%	28.91%	28.57%	14.04%	0.56	%(4)

(1)	The Fund commenced operations on December 9, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2019, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25%, and are expected to be for a maximum of 5% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by the estate of a shareholder who is deceased (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer. If the Fund repurchases any shares pursuant to an Estate Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective primarily by investing in reinsurance-related securities, including event-linked bonds, preference shares, participation notes or private fund units issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares, participation notes or private fund units issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares, participation notes or private fund units issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps and equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd and Point Dume Holdings Ltd (each a “Subsidiary”), each a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2019, the Subsidiaries’ net assets were $198,442,237, which represented 3.9% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, If multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable significant inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the period ended April 30, 2019. The transfers from level 3 to level 2 occurred because securities previously fair valued by the Adviser Valuation Committee were later valued with broker quotes. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$204,558,841	$10,829,497	$215,388,338
Japan	—	15,045,419	—	15,045,419
United States	—	301,933,446	8,204,415	310,137,861
Total Event-Linked Bonds	—	521,537,706	19,033,912	540,571,618
Participation Notes (1)	—	—	227,082,652	227,082,652
Preference Shares
Global	—	—	3,373,284,663	3,373,284,663
United States	—	—	109,442,329	109,442,329
Total Preference Shares	—	—	3,482,726,992	3,482,726,992
Private Fund Units (1)	—	—	222,708,349	222,708,349
Limited Liability Partnership (1)	—	—	—	—
Money Market Funds	243,987,396	—	—	243,987,396

Total Assets	$243,987,396	$521,537,706	$3,951,551,905	$4,717,077,007
Other Financial Instruments*
Unrealized appreciation on swap contracts	$—	$—	$44,444	$44,444

Total	$—	$—	$44,444	$44,444

*	Other financial instruments are derivatives, such as swap contracts. These instruments are reflected at the unrealized appreciation on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2019:

	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP	SWAP CONTRACTS
Beginning Balance—November 1, 2018	$42,353,466	$445,961,733	$4,300,433,629	$300,226,463	$—	$47,222
Acquisitions	—	154,702,889	250,597,988	35,999,218	3,261,525	—
Dispositions	(4,316,325)	(366,719,907)	(346,104,585)	(79,716,541)	—	—
Realized gains (losses)	(5,570,043)	(11,339,971)	10,076,236	(8,933,216)	—	—
Return of capital	(21,158,469)	(12,750,633)	(234,254,648)	—	—	—
Change in unrealized appreciation/ (depreciation)	7,570,377	17,228,541	(498,021,628)	(24,867,575)	(3,261,525)	(2,778)
Transfers in/(out) of Level 3	154,906	—	—	—	—	—
Ending Balance—April 30, 2019	$19,033,912	$227,082,652	$3,482,726,992	$222,708,349	$—	$44,444

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

As of April 30, 2019, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $1,381,674 for Event-Linked Bonds, $17,314,158 for Participation Notes, $(478,710,434) for Preference Shares, $(24,489,151) for Private Fund Units, $(3,261,525) for Limited Liability Partnerships, and $(2,778) for Swap Contracts.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2019.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/2019	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$180,418	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$8.9MM $1.8MM-$8.9MM	$3.3MM $4.4MM

Participation Notes	Financial Services	$127,501,495	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$19.7MM $1.0MM-$29.8MM	$5.4MM $10.5MM

Preference Shares	Financial Services	$2,980,581,365	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$128.9MM $0.0MM-$221.3MM	$29.9MM $51.0MM

Private Fund Units	Financial Services	$222,708,349	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$3.8MM-$59.2MM $10.1MM-$33.6MM	$30.7MM $21.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $18,853,494 for Event-Linked Bonds, $99,581,157 for Participation Notes, $502,145,627 for Preference Shares, $0 for Private Fund Units, $0 for Limited Liability Partnership and $44,444 for Swap Contracts.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2019. The use of derivatives included futures and swap contracts.

Futures Contracts — The Fund purchases and sells futures contracts and has held futures contracts during the period ended April 30, 2019. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2019, was $0 for long contracts and $11,043,027 for short contracts.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended April 30, 2019. With options, there is minimal counterparty credit risk to the Fund since

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps — The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2019 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

The table below reflects the values of derivative assets as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts*	$44,444

Total		$44,444

*	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2019.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Foreign exchange contracts	$1,008,908	$—	$1,008,908
Excess mortality contracts	—	505,556	505,556

	$1,008,908	$505,556	$1,514,464

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Foreign exchange contracts	$(1,175,466)	$—	$(1,175,466)
Excess mortality contracts	—	(2,778)	(2,778)

	$(1,175,466)	$(2,778)	$(1,178,244)

(b) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2019, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist partially of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

(l) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(m) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2018, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$13,116,446	$(15,660,730)	$2,544,284

These differences primarily relate to realized foreign currency gains/(losses), investments in foreign investment companies, tax treatment of swap contracts, and timing in recognition of investment interest income.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

As of October 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$6,481,845,722
Unrealized appreciation	262,937,628
Unrealized depreciation	(748,018,320)
Net unrealized appreciation (depreciation)	(485,080,692)
Undistributed ordinary income	119,035,396
Undistributed long-term capital gains/(capital loss carryover)	(71,613,026)
Total distributable earnings	47,422,370
Other accumulated earnings	4,703,015
Total accumulated loss	$(432,955,307)

The difference between book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs, investment in Subsidiary and difference in amortization of interest income between book and tax.

The tax character of distributions paid during the year ended October 31, 2018 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$—	$4,563,668	$—	$4,563,668

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$195,862,322	$—	$—	$195,862,322

At October 31, 2018 the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(5,378,780)	$(66,234,246)	$(71,613,026)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2018 or for any other tax years which are open for exam. As of October 31, 2018, open tax years include the periods ended October 31, 2016, 2017 and 2018. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at the annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. (Under the prior Services Agreement, the servicing fees were paid at an annual rate of 0.10% of the Fund’s average daily net assets.) These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2019, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $478,345,621 and $829,097,033, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2019.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2019	YEAR ENDED OCTOBER 31, 2018
Shares sold	35,800,082	216,441,265
Shares issued to holders in reinvestment of dividends	11,673,808	428,412
Shares repurchased	(75,145,003)	(112,172,761)
Net increase (decrease) in shares	(27,671,113)	104,696,916
Shares outstanding:
Beginning of period	651,206,915	546,509,999
End of period	623,535,802	651,206,915

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
November 9, 2018(1)	32,585,542	32,628,695
February 22, 2019(2)	32,588,608	39,105,840

(1)

In connection with the Repurchase Request Deadline on November 9, 2018, the Fund repurchased an additional amount less than 0.01% of the shares outstanding on the Repurchase Request Deadline in order to accommodate shareholder repurchasing requests.

(2)

In connection with the Repurchase Request Deadline on February 22, 2019, the Fund repurchased an additional 1.0% of the shares outstanding on the Repurchase Request Deadline in order to accommodate shareholder repurchasing requests.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Notes to Consolidated Financial Statements	April 30, 2019 (Unaudited)

9. Line of Credit

As of October 31, 2018, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets and the Line has a maximum withdrawal capacity of the lesser of 10% of the net market value of the sum of the collateral pledged to U.S. Bank N.A at the time of any new borrowing for any period after the new borrowing or $375,000,000 (the “Maximum Line”). Amounts outstanding under the Line can exceed 10% (up to 15%) of the net market value of collateral pledged if such excess is not due to a new borrowing request, provided that any subsequent borrowing request cannot result in amounts outstanding to exceed the original 10% threshold. The Line has a maturity date of April 17, 2020 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2019, the Fund’s maximum borrowing was $112,000,000 and average borrowing was $10,413,398. This borrowing resulted in interest expenses of $224,965 at a weighted average interest rate of 4.30%. These amounts are included in Interest Expense on the Fund’s Consolidated Statement of Operations. As of April 30, 2019, the Fund did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2018	ENDING ACCOUNT VALUE APRIL 30, 2019	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2018 – APRIL 30, 2019
Actual	$1,000.00	$903.70	$10.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.64	$11.23

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2018 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue code Section 871(k)(2)(C) for each Fund were as follows (unaudited).

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue code Section 871(k)(1)(C) for each Fund were as follows (unaudited).

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2018. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders year-end tax reporting and was made available in February 2019. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s fillings on Part F of Form N-PORT are available without charge, upon request on the SEC’s website, www.sec.gov, or by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2019

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title)*
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 6/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 6/28/19

By (Signature and Title)*
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 6/28/19

*	Print the name and title of each signing officer under his or her signature.